Note 17 - Earnings (Loss) Per Share (Detail) - Reconciliation of the Numerator and Denominator of Basic and Diluted Earnings (Loss) Per Share (USD $)
In Thousands, except Share data, unless otherwise specified
	12 Months Ended						24 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2012
Net Income (loss) from continuing operations (in thousands) (in Dollars)	$ (26,688)		$ 8,997		$ 22,045
Income (Loss) from discontinued operations (in thousands) (in Dollars)	895	[1]	9	[1]	(9,843)	[1]
Net income (loss) (in thousands) (in Dollars)	(25,793)		9,006		12,202		(25,793)
Weighted average shares outstanding (in thousands) – basic (in Shares)	1,552,190		1,656,092		1,706,665
Options and RSUs (in thousands) (in Dollars)			$ 38,211		$ 46,167
Weighted average shares outstanding (in thousands) – diluted (in Shares)	1,552,190		1,694,303		1,752,832
Continuing operations	$ (0.02)		$ 0.01		$ 0.01
	$ (0.02)		$ 0.01		$ 0.01
Continuing operations	$ (0.02)		$ 0.01		$ 0.01
	$ (0.02)		$ 0.01		$ 0.01

[1]	INCLUDES STOCK-BASED COMPENSATION CHARGE